Post-employment benefit obligations (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit obligations
Current service costs, interest costs, and return on assets included in cost of sales	$ 767	$ 1,139	$ 1,240